Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	IVEDA SOLUTIONS, INC.
Entity Central Index Key	0001397183
Entity Tax Identification Number	20-2222203
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1744 S. Val Vista
Entity Address, Address Line Two	Suite 213
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85204
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false